Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011
Supplement [Text Block]	cik0000918267_SupplementTextBlock
RNT Natixis Liquid Prime Portfolio of Daily Income Fund

SUPPLEMENT DATED SEPTEMBER 15, 2011 TO THE
PROSPECTUS DATED JULY 29, 2011

The purpose of this supplement is to inform you that as of September 19, 2011, the RNT Natixis Liquid Prime Portfolio of Daily Income Fund (the "Portfolio") will be implementing a change in investment strategy.  The investment objective of the Portfolio will remain the same.  The following sections of the Prospectus will change as of September 19, 2011.

On page 4, "Principal Investment Strategies" should be replaced with the following:

"The Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective."

On page 5, "Principal Risks" should be replaced with the following:

•	"Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

•	The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.

•	The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

•	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•
The Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations."

Please retain this Supplement with your Prospectus for future reference

RNT Natixis Liquid Prime Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000918267_SupplementTextBlock

RNT Natixis Liquid Prime Portfolio of Daily Income Fund

SUPPLEMENT DATED SEPTEMBER 15, 2011 TO THE
PROSPECTUS DATED JULY 29, 2011

The purpose of this supplement is to inform you that as of September 19, 2011, the RNT Natixis Liquid Prime Portfolio of Daily Income Fund (the "Portfolio") will be implementing a change in investment strategy.  The investment objective of the Portfolio will remain the same.  The following sections of the Prospectus will change as of September 19, 2011.

On page 4, "Principal Investment Strategies" should be replaced with the following:

"The Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective."

On page 5, "Principal Risks" should be replaced with the following:

•	"Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

•	The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.

•	The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

•	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•
The Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations."

Please retain this Supplement with your Prospectus for future reference

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
"The Portfolio seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio's overall investment objective."

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	"Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

•	The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.

•	The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

•	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•
The Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations."

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
•	"Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

•	The value of the Portfolio's shares and the securities held by the Portfolio can each decline in value.

•	The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

•	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.